                                   AAHSA TRUST
                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1997
                                   (UNAUDITED)


  NAME OF ISSUER                                                   INTEREST       MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                   RATE           DATE          AMOUNT          COST
------------------                                                   ----           ----          ------          ----
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS--97.3%
GOVERNMENT OBLIGATIONS--7.8%
  United States Treasury Notes . . . . . . . . . . . . . . .          5.000%    01/31/1998     $  140,000     $  139,237
                                                                                                              ----------

  Total Government Obligations--
    (Cost $139,237). . . . . . . . . . . . . . . . . . . . .                                                     139,237
                                                                                                              ----------

GOVERNMENT AGENCY OBLIGATIONS--89.5%
  Federal Home Loan Bank (a) . . . . . . . . . . . . . . . .          5.720%    10/15/1997         60,000         60,052
  Federal National Mortgage Association (a). . . . . . . . .          5.550%    06/02/1999        350,000        348,401
  Federal National Mortgage Association (a). . . . . . . . .          5.615%    04/21/1997         55,000         54,995
  Student Loan Marketing Association (a) . . . . . . . . . .          5.600%    09/28/1998        500,000        499,252
  Student Loan Marketing Association (a) . . . . . . . . . .          5.600%    11/10/1998        445,000        444,234
  Student Loan Marketing Association (a) . . . . . . . . . .          5.610%    02/22/1999        100,000         99,782
  Student Loan Marketing Association (a) . . . . . . . . . .          5.670%    03/07/2001        100,000         99,632
                                                                                                              ----------

  Total Government Agency Obligations--
    (Cost $1,606,348). . . . . . . . . . . . . . . . . . . .                                                   1,606,348
                                                                                                              ----------

TOTAL INVESTMENTS--
  (Cost $1,745,585) (b). . . . . . . . . . . . . . . . . . .                                                   1,745,585
OTHER ASSETS LESS LIABILITIES--2.7%. . . . . . . . . . . . .                                                      48,926
                                                                                                              ----------

NET ASSETS--100.0% . . . . . . . . . . . . . . . . . . . . .                                                  $1,794,511
                                                                                                              ----------
                                                                                                              ----------


(a)  Floating Rate Note - Interest rate shown is rate in effect at March 31,
     1997.
(b)  Cost for federal income tax purposes is the same.


See Notes to Financial Statements.

AASHA TRUST MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost . . . . . . . . . . . . . . .     $ 1,745,585
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          25,038
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,086
Deferred organization expense. . . . . . . . . . . . . . . . . . . . . . .           9,285
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,015
Receivable for reimbursable expenses . . . . . . . . . . . . . . . . . . .          11,856
                                                                               -----------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,817,865
                                                                               -----------

LIABILITIES:
Transfer agent fee payable . . . . . . . . . . . . . . . . . . . . . . . .           3,936
Distribution fee payable . . . . . . . . . . . . . . . . . . . . . . . . .             159
Other accrued expenses and liabilities . . . . . . . . . . . . . . . . . .          19,259
                                                                               -----------
      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . .          23,354
                                                                               -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,794,511
                                                                               -----------

NET ASSETS CONSIST OF:
Capital Stock, $.01 par value;
   1,794,644 shares issued and outstanding;
   unlimited number of shares authorized . . . . . . . . . . . . . . . . .          17,946
Capital paid in excess of par. . . . . . . . . . . . . . . . . . . . . . .       1,776,565
                                                                               -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,794,511
                                                                               -----------

Net asset value, offering, and redemption price per share. . . . . . . . .     $      1.00
                                                                               -----------


See Notes to Financial Statements.

AASHA TRUST MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 27, 1996* THROUGH MARCH 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   27,569
                                                                                ----------

EXPENSES:
Investment Management fee. . . . . . . . . . . . . . . . . . . . . . . . .           1,322
Sub Administration fee . . . . . . . . . . . . . . . . . . . . . . . . . .             368
Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,862
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             443
Insurance expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,739
Printing expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,019
Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,139
Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             318
Transfer agent fee . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,530
Miscellaneous expenses . . . . . . . . . . . . . . . . . . . . . . . . . .             941
                                                                                ----------
   Total expenses before waiver/reimbursement. . . . . . . . . . . . . . .          25,681
                                                                                ----------
   Expenses waived/reimbursed (Note 3) . . . . . . . . . . . . . . . . . .         (23,440)
                                                                                ----------
   Expenses, net of waiver/reimbursement . . . . . . . . . . . . . . . . .           2,241
                                                                                ----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .      $   25,328
                                                                                ----------


Net realized loss on investments . . . . . . . . . . . . . . . . . . . . .            (133)
                                                                                ----------

Net increase in net assets resulting from operations . . . . . . . . . . .      $   25,195
                                                                                ----------


* Commencement of investment operations.


See Notes to Financial Statements.

AASHA TRUST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 27, 1996* THROUGH MARCH 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

CHANGE IN NET ASSETS:

FROM OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .     $    25,328
Net realized loss on investments . . . . . . . . . . . . . . . . . . . . .            (133)
                                                                               -----------
   Net increase in net assets from operations. . . . . . . . . . . . . . .          25,195
                                                                               -----------

FROM DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .         (25,328)
                                                                               -----------
   Net decrease in net assets from distributions . . . . . . . . . . . . .         (25,328)
                                                                               -----------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . .       1,830,666
Issued to shareholders in reinvestment of dividends. . . . . . . . . . . .          18,978
Cost of redemptions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (160,000)
                                                                               -----------
   Net increase in net assets from Fund share transactions . . . . . . . .       1,689,644
                                                                               -----------

Net increase in net assets . . . . . . . . . . . . . . . . . . . . . . . .       1,689,511
                                                                               -----------

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .         105,000
                                                                               -----------
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,794,511
                                                                               -----------


* Commencement of investment operations.


See Notes to Financial Statements.

AAHSA TRUST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 27, 1996* THROUGH MARCH 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period . . . . . . . . . . . . . . . . . . .          $ 1.00
                                                                                    ------
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .             .02
   Less distributions from net investment income . . . . . . . . . . . . .            (.02)
                                                                                    ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . .          $ 1.00
                                                                                    ------

TOTAL INVESTMENT RETURN (a). . . . . . . . . . . . . . . . . . . . . . . .            2.08%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of operating expenses, net to average
   daily net assets (b). . . . . . . . . . . . . . . . . . . . . . . . . .             .45%
Ratio of operating expenses before expense reductions,**
   to average daily net assets (b) . . . . . . . . . . . . . . . . . . . .            5.16%
Ratio of net investment income to average
   daily net assets (b). . . . . . . . . . . . . . . . . . . . . . . . . .            5.09%
Net assets, end of period (in thousands) . . . . . . . . . . . . . . . . .          $1,795




*    Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return for a period of less than one year is not annualized.
(b)  Annualized
** During the period certain fees and expenses were voluntarily waived and reimbursed. If such voluntary expense reductions had not occurred, the ratio would have been as indicated.


See Notes to Financial Statements.

AAHSA TRUST MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

(1)  ORGANIZATION AND FUND DESCRIPTION

        AAHSA Money Market Fund (the "Fund") is a series of AAHSA Trust (the "Trust"). The Trust was organized as a Delaware business trust in July 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund's objective is to maximize current income, consistent with stability of principal and preservation of capital, by investing in high-quality money market securities.

(2)  SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund:

        SECURITY VALUATION. The valuation of the Fund's portfolio instruments is determined under the amortized cost method, which approximates market value, as permitted in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium to its face value at a constant rate until maturity.

        SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

        REPURCHASE AGREEMENTS. The Fund may utilize repurchase agreements through which it purchases a security from a well established domestic securities dealer or bank that is a member of the Federal Reserve System. Under the agreement, the seller of the repurchase agreement agrees to repurchase the underlying security at a mutually agreed time and price. In these repurchase transactions, the underlying security is held by the Fund's custodian as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. The seller is required to maintain the collateral at value of not less than the repurchase price, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispense of collateral securities including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights.

        FEDERAL INCOME TAXES. The Trust treats each Fund as a separate entity for income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all or substantially all federal income taxes.

        ORGANIZATION EXPENSES. Costs incurred by the Trust in connection with its organization have been deferred and are being amortized using the straight line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated equally to the funds of the Trust. If any or all of the shares representing the initial capital of the Fund are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately prior to redemption.

AAHSA TRUST MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

(2)  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Income dividends for the Fund are declared daily and paid monthly. Distributions of capital gains of the Fund, if any realized during the year, will be declared and distributed, at least, annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

        USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  FEES AND EXPENSES

        On October 8, 1996, the Trust entered into an investment management agreement with CRSA Investment Advisors, Inc., (CRSA) under which CRSA supervises and directs the day-to-day operations of the Fund and furnishes related equipment, research and personnel. The agreement requires the Fund to pay CRSA a monthly fee of .22% per annum of the Fund's average daily net assets. Prior to October 8, 1996, B. C. Ziegler and Company (Ziegler) served as the Fund's investment manager. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the previous investment management agreement.

        On October 8, 1996, a sub-advisory agreement was entered into by and among CRSA, the Trust and Wainwright Asset Management (WAM) under which WAM is responsible for the selection and management of the Fund's portfolio investments. Under this agreement, WAM receives a monthly fee of .11% per annum of the average daily net assets of the Fund payable by CRSA. Prior to October 8, 1996, Federated Investment Counseling (Federated) served as the Fund's sub-advisor. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Federated under the previous sub-advisory agreement.

        On October 8, 1996, the Trust entered into a distribution agreement with H.C. Wainwright & Co., Inc. (Wainwright), in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (as amended). Under this agreement, Wainwright will be compensated for expenses incurred in connection with the distribution of Fund shares at an annualized rate of .03% of the Fund's average daily net assets. The distribution plan provides for payment at an annualized rate of .03% of the Fund's average daily net assets in those instances in which no other recipient receives compensation pursuant to the Distribution Plan, and at a rate not to exceed 0.20% of the Fund's average daily net assets in those instances in which other recipients receive compensation and/or reimbursement pursuant to the Distribution Plan. Prior to October 8, 1996, Ziegler served as the Fund's Distributor of the shares of the Fund. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the previous distribution agreement.

        AAHSA provides certain administrative services to the Trust pursuant to a sub-administrative agreement. For its services, AAHSA will receive from the Fund a fee equal to an annual rate of .07% of the Fund's average daily net assets.

AAHSA TRUST MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

(3)  FEES AND EXPENSES (CONTINUED)

        On October 8, 1996, the Trust entered into Administrative, Transfer Agent and Custodial Agreements with State Street Bank and Trust, Co. (State Street). Under these agreements with the Trust, State Street receives compensation for such services provided. Prior to October 8, 1996, Ziegler served as the Fund's Accounting Pricing Agent, Transfer Agent and Dividend Disbursing Agent. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the agreement.

        In addition to the investment management fee, distribution fee, administration fee, sub-administration fee, custodial fee, and transfer agent fee, the Fund is responsible for paying all other operating expenses including outside trustee expenses, registration fees, printing and shareholder reports, legal, auditing, organizational expenses, insurance and other miscellaneous expenses. Expenses directly related to the Fund are charged directly to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the funds.

        The investment manager, sub-advisor and the sub-administrator have agreed to waive or limit their fees and, in the case of the sub-administrator, pay certain operating expenses to the extent necessary to limit total Fund operating expenses to .45% of the average daily net assets of the Fund. Any amounts waived or expenses paid are subject to possible reimbursement to the investment manager, sub-advisor or the sub-administrator by the Fund in future years, if such reimbursement can be achieved within the foregoing expense limits and are approved by the Board of Trustees of the AAHSA Trust.

        For the period from November 27, 1996* through March 31, 1997, the following fees were waived or reimbursed to the Fund:


               INVESTMENT MANAGEMENT FEE:
               Waived                               $  1,322

               SUB ADMINISTRATION FEE:
               Waived                                    368

               OTHER EXPENSES:
               Reimbursed by Sub Administrator        21,750
                                                    --------

               TOTAL FEES WAIVED/REIMBURSED:        $ 23,440
                                                    --------

        * Commencement of investment operations.


(4)  BENEFICIAL INTEREST

        At March 31, 1997, six shareholders individually owned over 5% of the Fund's outstanding shares, amounting to 96% of total shares.